UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23188

Partners Group Private Income Opportunities, LLC

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

Robert M. Collins

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

PARTNERS GROUP PRIVATE INCOME OPPORTUNITIES, LLC
(a Delaware Limited Liability Company)

Semi-Annual Report

For the Six Months Ended September 30, 2020
(Unaudited)

See the inside front cover for important information about access to your Fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and each time a report is posted you will be notified by mail and provided with a website address to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the Fund, by calling 1-888-977-9790.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-888-977-9790 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Partners Group funds held in your account if you invest through a financial intermediary or all Partners Group funds held with the fund complex if you invest directly with the Fund.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Table of Contents
For the Six Months Ended September 30, 2020 (Unaudited)

Schedule of Investments	1-3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Statement of Cash Flows	7
Financial Highlights	8-9
Notes to Financial Statements	10-20
Fund Expenses	21
Other Information	22

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Schedule of Investments –
September 30, 2020 (Unaudited)

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

Private Credit Investments (93.34%) Direct Equity (12.48%)	Investment Type	Acquisition Date	Shares	Fair Value*
North America (12.48%)
Acrisure Holdings, Inc. +, a	Preferred equity	12/10/18	3,000,000	$3,795,225
Alliant Holdings, Inc. +, a	Preferred equity	01/18/19	3,000	3,172,499
BI Gen Holdings, Inc. +, a	Common equity	09/05/18	14,561	163,369
CB Titan MidCo Holdings, Inc. +, a	Common equity	05/01/17	56,634	69,722
Checkers Drive-in Restaurants, Inc. (US) +, a	Common equity	08/21/19	108	3
ConvergeOne Investment L.P. +, a	Common equity	06/28/19	233	197,417
KDOR Merger Sub Inc. +, a	Common equity	05/11/18	366	1
KENE Holdings, L.P. +, a, b	Limited partnership interest	08/08/19	—	211,362
KKR Enterprise Co-Invest AIV A L.P. +, a, b	Limited partnership interest	07/31/20	—	62,762
KKR Enterprise Co-Invest L.P. +, a	Common equity	10/11/18	548	1
KSLB Holdings, LLC +, a	Common equity	07/30/18	252,000	331,259
Safari Co-Investment L.P. +, a, b	Limited partnership interest	03/14/18	—	264,160
Shermco Intermediate Holdings, Inc. +, a	Common equity	06/05/18	2,500	103,685
Total North America (12.48%)				8,371,465
Total Equity (12.48%)				$8,371,465

Direct Debt (80.86%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value*
Asia - Pacific (5.38%)
Snacking Investments BidCo Pty Limited +, a	Cash 8.50% + BBSY (1.00% Floor)†	12/23/19	12/17/27	Second Lien	$3,612,343	$3,607,647
Total Asia - Pacific (5.38%)						3,607,647

North America (55.12%)
Bracket Intermediate Holding Corp. +, a	Cash 8.13% + L (1.00% Floor)^^	09/05/18	08/31/26	Second Lien	1,950,000	1,969,500
Campaign Monitor (UK) Limited +, a	Cash 8.50% + L (1.00% Floor)^^	05/06/19	11/06/25	Second Lien	1,501,042	1,414,882
Chase Industries, Inc. +, a	PIK 11.00%	05/11/18	05/11/26	Second Lien	1,034,508	64,132
Chase Industries, Inc. +, a	PIK 10.00%	05/29/20	11/11/25	1.5 Lien	1,033,611	1,024,722
Checkers Holdings, Inc. +, a	PIK 10.00% + L (1.00% Floor)^	04/25/17	04/25/25	Second Lien	516,913	277,607
Checkers Holdings, Inc. +, a	Cash 4.25% + L (1.00% Floor)^	05/09/17	04/25/24	Senior	153,200	100,426
CIBT Global, Inc. +, a	Cash 4.00% + L (1.00% Floor)^^	06/19/17	06/01/24	Senior	432,320	299,074
Clarity Telecom, LLC +, a	Cash 8.25% + L (1.00% Floor)^	09/12/19	08/30/27	Second Lien	2,025,000	2,006,370
ConvergeOne Holdings, Inc. +, a	Cash 8.50% + L^	04/15/19	01/04/27	Second Lien	2,325,000	2,064,367
CSC Holdings, LLC +, a	Cash 2.25% + L^	07/31/19	01/15/26	Senior	987,469	956,200
DG Investment Intermediate Holdings 2, Inc. +, a	Cash 6.75% + L (0.75% Floor)^	03/01/18	02/02/26	Second Lien	2,089,500	1,995,210
Edgewood Partners Holdings, LLC +, a	Cash 4.25% + L (1.00% Floor)^	09/29/17	09/08/24	Senior	908,237	912,456

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Schedule of Investments –
September 30, 2020 (Unaudited) (continued)

Private Credit Investments (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value*
North America (continued)
Envision Healthcare Corporation +, a	Cash 4.50% + L (1.00% Floor)^^	04/27/20	10/10/25	Senior	$2,121,152	$1,638,166
Envision Healthcare Corporation +, a	Cash 7.75% + L^	10/11/18	10/11/26	Mezzanine	1,694,453	824
Envision Healthcare Corporation +, a	Cash 3.75% + L^	06/04/19	10/10/25	Senior	984,962	712,458
Galls, LLC +, a	Cash 6.25% + L (1.00% Floor)^	02/07/18	01/31/25	Senior	476,683	432,477
GHX Ultimate Parent Corporation +, a	Cash 3.25% + L (1.00% Floor)^^	07/25/17	06/22/24	Senior	974,291	961,402
KENE Acquisition, Inc. +, a	Cash 8.25% + L (1.00% Floor)^^	08/08/19	08/08/26	Second Lien	1,462,500	1,361,002
KSLB Holdings, LLC +, a	Cash 8.75% + L (1.00% Floor)^	07/30/18	07/30/26	Second Lien	3,212,308	3,167,335
Ministry Brands, LLC +, a	Cash 4.00% + L (1.00% Floor)^	04/11/17	12/02/22	Senior	1,255,296	1,241,275
National Spine & Pain Centers, LLC +, a	Cash 5.25% + L (1.00% Floor)^	06/30/17	06/02/24	Senior	534,188	482,139
Pearl Intermediate Parent, LLC +, a	Cash 6.25% + L^	03/21/18	02/13/26	Second Lien	2,397,000	2,341,500
Peraton Corp. +, a	Cash 5.25% + L (1.00% Floor)^	06/09/17	04/29/24	Senior	577,500	577,597
Prometric Holdings, Inc. +, a	Cash 7.50% + L (1.00% Floor)^	01/29/18	01/29/26	Second Lien	519,250	434,665
Radiology Partners, Inc. +, a	Cash 4.25% + L^^^^	07/23/19	07/09/25	Senior	1,913,500	1,841,266
Shermco Intermediate Holdings, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	06/05/18	06/05/24	Senior	1,290,318	1,330,855
SSH Group Holdings, Inc. +, a	Cash 8.25% + L^^	08/21/18	07/30/26	Second Lien	2,120,000	1,966,300
TecoStar Holdings, Inc. +, a	Cash 8.50% + L (1.00% Floor)^	05/01/17	11/01/24	Second Lien	511,875	429,450
Vetcor Professional Practices LLC +, a	Cash 6.50% + L^	07/02/18	07/02/26	Second Lien	3,603,333	3,506,764
Zayo Group Holdings, Inc. +, a	Cash 3.00% + L^	02/20/20	03/09/27	Senior	1,492,500	1,451,173
Total North America (55.12%)						36,961,594

Rest of World (4.06%)
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 4.25% + L^^^	10/05/18	07/10/25	Senior	1,706,439	1,665,919
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 7.25% + E###	10/12/18	07/10/26	Second Lien	1,078,926	1,053,302
Total Rest of World (4.06%)						2,719,221

Western Europe (16.30%)
Atlas Packaging GmbH +, a	Cash 7.75% + E#	09/14/18	07/31/26	Second Lien	2,891,991	2,798,001
CD&R Firefly Bidco Limited +, a	Cash 7.75% + L^^^	06/21/18	06/18/26	Second Lien	2,128,717	2,078,106
Cidron Atrium SE +, a	Cash 7.00% + E (0.50% Floor)###	02/28/18	02/28/26	Second Lien	1,063,717	1,055,471
EG Finco Limited +, a	Cash 7.75% + E (1.00% Floor)##	06/21/18	04/20/26	Second Lien	1,489,959	1,465,023
Everest Bidco SAS +, a	Cash 7.50% + L (1.00% Floor)^^	07/10/18	07/04/26	Second Lien	1,945,893	1,945,893
RivieraTopco SARL +, a	PIK 8.50%; E (1.00% Floor)###	12/08/17	05/08/24	Mezzanine	1,518,830	1,588,427
Total Western Europe (16.30%)						10,930,921
Total Debt (80.86%)						$54,219,383

Total Private Credit Investments (Cost $67,066,642)(93.34%)						$62,590,848

Total Investments (Cost $67,066,642)(93.34%)						62,590,848

Other Assets in Excess of Liabilities (6.66%)						4,463,432

Net Assets (100.00%)						$67,054,280

*

The Fair Value of any Investment may not necessarily reflect the current or expected future performance of such Investment or the Fair Value of the Fund’s interest in such Investment. Furthermore, the Fair Value of any Investment has not been calculated, reviewed, verified or in any way approved by such Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Note 2.b for further detail regarding the valuation policy of the Fund.

+	The fair value of the investment was determined using significant unobservable inputs.

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Schedule of Investments –
September 30, 2020 (Unaudited) (continued)

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of September 30, 2020 was 0.15%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of September 30, 2020 was 0.23%.

^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 6 month LIBOR plus a base rate. The 6 month LIBOR as of September 30, 2020 was 0.26%.

^^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 12 month LIBOR plus a base rate. The 12 month LIBOR as of September 30, 2020 was 0.36%.

#	As of September 30, 2020, 1 month EURIBOR was -0.53%.

##	As of September 30, 2020, 3 month EURIBOR was -0.50%.

###	As of September 30, 2020, 6 month EURIBOR was -0.48%.

†	As of September 30, 2020, 1 month Bank Bill Swap Rate was 0.09%.

[a]

Private Investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of September 30, 2020 was $62,590,848, or 93.34% of net assets. As of September 30, 2020, the aggregate cost of each investment restricted to resale was $2,940,000, $3,109,153, $150,000, $56,635, $0, $232,500, $250,000, $219,375, $62,891, $548,143, $252,000, $256,811, $57,500, $3,373,205, $1,915,312, $1,473,485, $1,080,258, $998,159, $527,627, $153,928, $433,047, $1,979,153, $2,204,281, $974,187, $2,092,219, $909,937, $2,130,047, $1,674,011, $946,649, $478,904, $976,509, $1,430,367, $3,128,857, $1,262,250, $535,482, $2,390,908, $578,870, $537,798, $1,905,586, $1,305,678, $2,103,022, $516,699, $3,547,448, $1,488,876, $1,713,039, $1,055,510, $2,796,418, $2,192,442, $1,117,265, $1,487,171, $1,951,503 and $1,565,527 respectively, totaling $67,066,642.

[b]	Investment does not issue shares.

A summary of outstanding financial instruments at September 30, 2020 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Purchased	Currency Sold		Value	Unrealized Appreciation (Depreciation)
October 21, 2020	Bank of America	$6,281,481		€5,300,000	$6,217,778	$63,702
October 21, 2020	Barclays	$1,753,320	A$	2,400,000	$1,720,216	$33,104
October 21, 2020	Barclays	$781,328		£600,000	$775,792	$5,536
October 21, 2020	Barclays	$3,895,190		£3,100,000	$4,008,257	$(113,067)
						$(10,725)

Legend:

BBSY - Bank Bill Swap Rate

E - EURIBOR

L - LIBOR

PIK - Payment-in-kind

A$ - Australian Dollar

£ - British Pound

€ - Euro

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Statement of Assets and Liabilities –
September 30, 2020 (Unaudited)

Assets
Private Investments, at fair value (cost $67,066,642)	$62,590,848
Cash and cash equivalents	2,545,968
Cash denominated in foreign currencies (cost $1,552,271)	1,551,068
Investment sales receivable	2,652,824
Interest receivable	324,474
Unrealized appreciation on forward foreign currency contracts	102,342
Receivable from Adviser	240,055
Prepaid assets	30,574
Total Assets	$70,038,153

Liabilities
Investment purchases payable	$52,383
Distribution, servicing and transfer agency fees payable	11,340
Unrealized depreciation on forward foreign currency contracts	113,067
Repurchase amounts payable for tender offers	2,258,604
Incentive fee payable	166,894
Management fees payable	216,498
Professional fees payable	39,411
Accounting and administration fees payable	100,253
Custodian fees payable	10,751
Other payable	14,672
Total Liabilities	$2,983,873

Commitments and contingencies (See note 11)

Net Assets	$67,054,280

Net Assets consists of:
Paid-in capital	$70,425,504
Distributable earnings (accumulated loss)	(3,371,224)
Net Assets	$67,054,280

Class A Shares
Net assets	$10,148
Shares outstanding	2,073
Net asset value per share	$4.90
Class I Shares
Net assets	$67,044,132
Shares outstanding	13,639,667
Net asset value per share	$4.92

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Statement of Operations –
For the Six Months Ended September 30, 2020 (Unaudited)

Investment Income
Interest	$2,699,974
Other fee income	2,109
Total Investment Income	2,702,083

Operating Expenses
Management fees	436,005
Incentive fee	246,288
Professional fees	224,235
Accounting and administration fees	199,643
Board of Managers’ fees	58,666
Custodian fees	21,504
Insurance expense	2,595
Compliance consulting expenses	80,000
Transfer agency fees
Class I Shares	27,337
Other expenses	49,285
Total Expenses	1,345,558
Expense waiver from Adviser	(406,452)
Net Expenses	939,106

Net Investment Income	1,762,977

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency
Net realized loss from Private Investments	(134,478)
Net realized gain on foreign currency transactions	42,202
Net realized loss on forward foreign currency contracts	(394,622)
Net change in accumulated unrealized appreciation (depreciation) on:
Private Investments	7,992,846
Foreign currency translation	5,659
Forward foreign currency contracts	(389,981)

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency	7,121,626

Net Increase (Decrease) in Net Assets From Operations	$8,884,603

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Statements of Changes in Net Assets –

	For the Six Months Ended September 30, 2020 (Unaudited)	For the Year Ended March 31, 2020
Increase (decrease) in Net Assets resulting from operations:
Net investment income	$1,762,977	$3,910,481
Net realized gain (loss) on Private Investments, foreign currency transactions, and forward foreign currency contracts	(486,898)	483,723
Net change in unrealized appreciation (depreciation) on Private Investments, foreign currency translation and forward foreign currency contracts	7,608,524	(11,392,398)
Net increase (decrease) in Net Assets resulting from operations:	$8,884,603	$(6,998,194)

Distributions to Shareholders from:
Distributable earnings	(900,764)	(4,288,481)
Total distributions to Shareholders	$(900,764)	$(4,288,481)

Capital transactions (see note 5):
Issuance of Shares
Class I Shares	$975,000	$5,165,000
Reinvestment of Shares
Class A Shares	125	423
Class I Shares	1,035,916	3,601,723
Redemption of Shares
Class I Shares	(7,292,397)	(4,280,445)
Total increase in Net Assets resulting from capital transactions	$(5,281,356)	$4,486,701

Total increase (decrease) in Net Assets	$2,702,483	$(6,799,974)

Net Assets at beginning of period	$64,351,797	$71,151,771
Net Assets at end of period	$67,054,280	$64,351,797

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Statement of Cash Flows –
For the Six Months Ended September 30, 2020 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Net Assets from Operations	$8,884,603
Adjustments to reconcile Net increase (decrease) in Net Assets from Operations to net cash provided by (used in) operating activities:
Net change in accumulated unrealized (appreciation) depreciation on Private Investments	(7,992,846)
Net change in unrealized (appreciation) depreciation on forward foreign currency contracts	389,981
Net realized (gain) loss from Private Investments, forward foreign currency contracts and foreign currency transactions	486,898
Purchases of investments	(3,598,689)
Proceeds from sales of investments	7,927,509
Net realized gain on forward foreign currency contracts	(394,622)
Amortization of premium and accretion of discount	(72,489)
Increase in investment sales receivable	(2,652,824)
Decrease in interest receivable	21,586
Increase in receivable from Adviser	(144,412)
Increase in prepaid assets	(16,430)
Decrease in investment purchases payable	(2,434,506)
Decrease in due to broker	(480,000)
Increase in management fees payable	70,641
Decrease in distribution, servicing and transfer agency fees payable	(9,328)
Decrease in professional fees payable	(92,825)
Decrease in accounting and administrative fees payable	(68,136)
Decrease in custodian fees payable	(7,156)
Increase in other payable	13,001
Increase in incentive fee payable	2,770
Net Cash (Used in) Operating Activities	(167,274)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Shares	975,000
Distributions paid	(250,461)
Payments for Shares redeemed	(6,061,368)
Net Cash (Used in) Financing Activities	(5,336,829)

Net change in cash and cash equivalents	(5,504,103)

Effect of exchange rate changes on cash	42,202

Cash and cash equivalents at beginning of period	9,558,937
Cash and cash equivalents at End of Period	$4,097,036

Supplemental and non-cash financing activities
Reinvestment of Shares	$1,036,041

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Financial Highlights –

	Class A Shares
	For the Six Months Ended September 30, 2020 (unaudited)		For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Period from June 1, 2017 through March 31, 2018^
Per Share Operating Performance:(1)
Net asset value, beginning of period	$4.36		$5.11	$5.18	$5.00
Income from investment operations:
Net investment income(2)	0.12		0.26	0.23	0.06
Net realized and unrealized gains (losses) on investments	0.48		(0.72)	(0.04)	0.12
Net increase (decrease) in net assets resulting from operations	0.60		(0.46)	0.19	0.18
Distributions from:
Net investment income	(0.06)		(0.29)	(0.25)	—
Net realized gains	—		—	(0.01)	—
Total distributions	(0.06)		(0.29)	(0.26)	—
Net asset value, end of period	$4.90		$4.36	$5.11	$5.18
Total Return(3)	13.83	%(4)	(9.70)%	3.97%	3.50	%(4)

Ratios and supplemental data:
Net assets, end of period in thousands (000’s)	$10		$9	$10	$—	*
Net investment income to average net assets before Incentive Fee	5.85	%(5)	6.16%	5.12%	1.77	%(5)
Ratio of gross expenses to average net assets, excluding Incentive Fee(6)	3.10	%(5)	2.80%	3.36%	4.49	%(5)
Ratio of Incentive Fee to average net assets	0.36	%(4)	0.93%	0.65%	0.29	%(4)
Ratio of gross expenses and Incentive Fee to average net assets(6)	3.46	%(5)(7)	3.73%	4.01%	4.78	%(5)(7)
Ratio of expense waivers to average net assets	(1.11	)%(5)	(0.78)%	(1.42)%	(2.48	)%(5)
Ratio of net expenses and Incentive Fee to average net assets	2.35	%(5)(7)	2.95%	2.59%	2.30	%(5)(7)
Ratio of net expenses to average net assets, excluding Incentive Fee	1.99	%(5)(7)	2.02%	1.94%	2.01	%(5)(7)

Portfolio Turnover	5.67	%(4)	21.26%	83.44%	19.18	%(4)

^	Class A commenced operations on June 1, 2017.

(1)	Selected data for a Net Asset Value per Share outstanding throughout the period.

(2)	Calculated using average shares outstanding.

(3)

Total investment return reflects the changes in Net Asset Value based on the effects of the performance of the Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(7)	The Incentive Fee and/or organizational expenses are not annualized.

*	Amount rounds to less than $1,000.

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Financial Highlights –

	Class I Shares
	For the Six Months Ended September 30, 2020 (unaudited)		For the Year Ended March 31, 2020	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Per Share Operating Performance:(1)
Net asset value, beginning of period	$4.37		$5.13	$5.19	$5.00
Income from investment operations:
Net investment income(2)	0.12		0.27	0.22	0.14
Net realized and unrealized gain (loss) on investments	0.49		(0.74)	(0.02)	0.13
Net increase (decrease) in net assets from operations	0.61		(0.47)	0.20	0.27
Distributions from:
Net investment income	(0.06)		(0.29)	(0.25)	(0.08)
Net realized gains	—		—	(0.01)	— *
Total distributions	(0.06)		(0.29)	(0.26)	(0.08)
Net asset value, end of period	$4.92		$4.37	$5.13	$5.19
Total Return(3)	13.83	%(4)	(9.68)%	3.78%	5.48%

Ratios and supplemental data:
Net assets, end of period in thousands (000’s)	$67,044		$64,343	$71,142	$50,433
Net investment income to average net assets before Incentive Fee	5.90	%(5)	6.22%	4.98%	3.23%
Ratio of gross expenses to average net assets, excluding Incentive Fee(6)	3.23	%(5)	2.89%	3.41%	5.51%
Ratio of Incentive Fee to average net assets	0.36	%(4)	0.93%	0.65%	0.48%
Ratio of gross expenses and Incentive Fee to average net assets(6)	3.59	%(5)(7)	3.82%	4.06%	5.99%
Ratio of expense waivers to average net assets	(1.19	)%(5)	(0.86)%	(1.41)%	(3.51)%
Ratio of net expenses and Incentive Fee to average net assets	2.40	%(5)(7)	2.96%	2.65%	2.48%
Ratio of net expenses to average net assets, excluding Incentive Fee	2.04	%(5)(7)	2.03%	2.00%	2.00%

Portfolio Turnover	5.67	%(4)	21.26%	83.44%	19.18%

(1)	Selected data for a Net Asset Value per Share outstanding throughout the period.

(2)	Calculated using average shares outstanding.

(3)

Total investment return reflects the changes in Net Asset Value based on the effects of the performance of the Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(7)	The Incentive Fee and/or organizational expenses are not annualized.

*	Amount rounds to less than $0.005.

The accompanying notes are an integral part of these Financial Statements.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2020 (Unaudited)

1. Organization

Partners Group Private Income Opportunities, LLC (the “Fund”) is a Delaware limited liability company that was organized on August 16, 2016 and commenced operations on April 1, 2017. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Advisers Act”) pursuant to an amended and restated investment management agreement between the Fund and the Adviser (the “Investment Management Agreement”). The board of managers of the Fund (the “Board”) has overall responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser. The Fund’s investment objective is to generate attractive risk adjusted returns and current income by investing in a diversified portfolio of predominantly credit related opportunities. Although the offering of limited liability company interests in the Fund (the “Shares”) is registered under the Securities Act of 1933, as amended (the “1933 Act”), Shares are offered only to investors that represent that they are “accredited investors” within the meaning of Rule 501 under the 1933 Act. Holders of Shares becomes shareholders of the Fund (the “Shareholders”).

The Fund offers two separate classes of Shares designated as Class A Shares (the “Class A Shares”) and Class I Shares (the “Class I Shares”). While the Fund currently offers only two classes of Shares, it may offer additional classes of Shares in the future. The Class A Shares and the Class I Shares have, and each additional class of Shares issued by the Fund, if any, will have, different characteristics, particularly in terms of the sales charges that Shareholders of that class bear, and the distribution and service fees that are charged to such class. The Adviser has received an exemptive order from the SEC for the Fund’s multi-class structure.

Although each class of Shares represents a pro-rata interest in the Fund, each votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of Shares based on the relative net assets of each class of Shares to the total net assets of the Fund. Each class of Shares differs in its distribution and service plan, if any, and certain other class specific expenses.

2. Significant Accounting Policies

The Fund is an investment company and applies the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

b. Valuation of Investments

Investments held by the Fund constitute a diversified portfolio of predominantly credit-related instruments, including but not limited to, first and second lien senior secured loans, secured unitranche debt, unsecured debt (e.g., mezzanine debt), structurally subordinated instruments, as well as public debt, corporate bonds, other debt securities and equity investments (“Private Investments”).

The Adviser estimates the fair value of the Fund’s Private Investments in conformity with U.S. GAAP and the Fund’s valuation procedures (the “Valuation Procedures”), which have been approved by the Board. As authorized by the Valuation Procedures, the Adviser values the Fund’s Private Investments in consultation with its affiliates. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund’s Private Investments are valued.

Fair value determinations for Private Investments for which exchange or market quotations are readily available are valued based on such market quotations unless the Adviser determines that such market quotations do not represent fair value. In determining whether market quotations represent fair value, the Adviser considers different factors such as the source and the nature of the quotations in order to determine whether the quotations represent fair value. The Adviser makes use of reputable financial information providers in order to obtain the relevant quotations.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2020 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

For debt and equity securities, which are not valued by reference to market quotations, the fair value is determined in good faith by the Adviser. In determining the fair values of these investments, the Adviser typically applies widely recognized market, market comparable loans and income valuation methodologies including, but not limited to, earnings and multiple analysis, discounted cash flow method and third party valuations. To determine fair value, these methods are applied to the latest information provided by the underlying investment or other business counterparties (e.g., debt agents) such as last twelve months or forecast / budgeted EBITDA, sales, and net income figures or forecast cash flows. Because of inherent uncertainty in valuation, the estimated values may differ from the values that would be been used had a ready market for the securities existed, and the differences could be material.

In certain circumstances the Adviser may determine that cost best approximates the fair value of the particular Private Investment.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services that are employed by the Fund.

The Adviser and one or more of its affiliates act as investment advisers to clients other than the Fund. However, the valuation attributed to a Private Investment held by the Fund and the valuation attributed to the same Private Investment held by another client or by one of its affiliates or by a client of one of its affiliates might differ as a result of differences in accounting, regulatory and other factors applicable to the Fund versus to such other client.

c. Cash and Cash Equivalents

In order to maintain liquidity pending investment in Private Investments, the Fund holds cash, including amounts held in foreign currencies, in short-term interest-bearing deposit accounts. At times, those amounts may exceed any applicable federally insured limits. The Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

d. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. Generally, valuations of assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at transaction date exchange rates. As of September 30, 2020, the Fund’s investments denominated in foreign currencies were as follows:

Currency	Number of investments
Australian Dollars	1
Pounds Sterling	3
Euros	5

The Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from changes in fair values of the investments during the year.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2020 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

e. Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into either as a hedge or as a cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. The potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are risks inherent in forward foreign exchange contracts.

During the six months ended September 30, 2020, the Fund entered into 15 short forward foreign currency exchange contracts. As disclosed in the Statement of Assets and Liabilities, the Fund had $102,342 in unrealized appreciation and $113,067 in unrealized depreciation on forward foreign currency exchange contracts. As disclosed in the Statement of Operations, the Fund had $(394,622) in net realized losses and $(389,981) change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts. The outstanding forward foreign currency exchange contract amounts at September 30, 2020 are representative of contract amounts during the period.

f. Investment Income

The Fund records a distribution of cash or in-kind securities on a Private Investment at fair value based on the information contained in the notice provided to the Fund when the distribution is received. Thus, the Fund recognizes in the Statement of Operations its share of realized gains (or losses) and the Fund’s share of net investment income (or loss) based upon information received about distributions on Private Investments. Unrealized appreciation (depreciation) on investments presented in the Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains/losses, and the Fund’s share of undistributed net investment income (or loss) from Private Investments for the relevant period.

For certain transactions, the Fund classifies various types of non-interest income received as either other income or transaction income. Other income includes transfer fees, amendment fees, and unfunded fees. Transaction income includes break-up fees, directors’ fees, financial advisory fees, topping fees, investment banking fees, monitoring fees, organizational fees, and syndication fees. Transaction income is classified as extraordinary income, as are other fees payable to the Fund attributable to any Fund investments or unconsummated transactions.

g. Fund Expenses

The Fund bears all expenses incurred in the business of the Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for data and software providers; costs of insurance; registration expenses; fees of Independent Managers; and expenses of meetings of the Board, including reimbursement of the Independent Managers for their expenses in attending meetings of the Board.

h. Income Taxes

The Fund recognizes tax positions in its financial statements only when it is more likely than not that the relevant taxing authority will, upon examination, sustain the position based on its technical merits. A position that meets this standard is measured at the maximum benefit that will more likely than not be realized upon settlement. The Fund classifies any interest expense related to income taxes in income tax expense, and any income tax penalties under expenses in the Statement of Operations.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2020 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

The Fund’s tax positions have been reviewed based on applicable statutes of limitation for tax assessments, which may vary by jurisdiction. Based on this review, the Fund has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is subject to potential examination by certain taxing authorities in various jurisdictions. The Fund’s tax positions are subject to ongoing interpretation of laws and regulations by taxing authorities.

Effective January 1, 2017, the Fund filed an election with the Internal Revenue Service to be treated as an association taxable as a corporation for U.S. federal income tax purposes. Furthermore, effective January 1, 2017, the Fund elected to be treated for U.S. federal income tax purposes and intends to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment under Subchapter M. In order to comply with the requirements of Subchapter M the Fund must distribute substantially all of its taxable income and gains to its Shareholders and meet certain diversification and income requirements with respect to its investments.

i. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements, as well as the reported increases and decreases in capital from operations during the reporting period. Actual results may differ from those estimates.

j. Disclosures about Offsetting Assets and Liabilities

The Fund is subject to Financial Accounting Standards Board’s (“FASB”) Disclosures about Offsetting Assets and Liabilities that requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Statement of Assets and Liabilities. The table below presents the amounts of the Fund’s derivative assets as of September 30, 2020; gross, net of amounts available for offset under a MNA and net of the related collateral received and/or pledged, if any, by the Fund:

Counterparty	Derivative Assets subject to a MNA by Counterparty	Financial Instruments available for offset	Collateral Received[1]	Net Amount[2]
Bank of America	$63,702	$—	$—	$63,702
Barclays	38,640	(38,640)	—	—
	$102,342	$(38,640)	$—	$63,702

Counterparty	Derivative Liabilities subject to a MNA by Counterparty	Financial Instruments available for offset	Collateral Pledged[1]	Net Amount[3]
Barclays	$113,067	$(38,640)	$—	$74,427

[1]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.
[3]	Net amount represents the net amount payable due to the counterparty in the event of default.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2020 (Unaudited) (continued)

2. Significant Accounting Policies (continued)

k. Recently Adopted Accounting Pronouncement

In March 2020, the FASB issued ASU 2020-04 which provides optional guidance to ease the potential accounting burden associated with transitioning away from the London Interbank Offered Rate and other reference rates that are expected to be discontinued. The ASU is effective immediately upon release of the update on March 12, 2020 through December 31, 2022. The Adviser is currently evaluating the impact that the adoption of this standard will have on the Fund’s financial statements and related disclosures.

3. Fair Value Measurements

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund’s investments are summarized in the three tiers of hierarchy listed below:

Valuation of Investments

●

Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such date, the mean between the closing bid and ask prices on such date. The Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position in an investment and a sale could reasonably impact the quoted price.

●

Level 2 – Pricing inputs are observable inputs other than quoted prices in active markets (i.e., not Level 1 inputs). Fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●

Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various factors and performance measurements. These factors and measurements include the timing of the transaction; the market in which the investment operates; comparable market transactions; operational performance and projections of the investment; various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period or a forward period; brokers quotes; and discounted cash flow analysis.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2020 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following table presents the Fund’s Investments at September 30, 2020 measured at fair value. Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed.

Investments	Level 1	Level 2	Level 3	Total
Private Investments:
Debt	$—	$—	$54,219,383	$54,219,383
Equity	—	—	8,371,465	8,371,465
Total Private Investments*	$—	$—	$62,590,848	$62,590,848
Total Investments	$—	$—	$62,590,848	$62,590,848
Other Financial Instruments
Foreign Currency Exchange Contracts**	$(10,725)	$—	$—	$(10,725)
Total Foreign Currency Exchange Contracts	$(10,725)	$—	$—	$(10,725)

*	Private Investments are described in Note 2.b.

**	Forward Foreign Currency Exchange Contracts are described in Note 2.e.

The following is a reconciliation of the amount of the account balances on April 1, 2020 and September 30, 2020 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2020	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Amortization Discount (Premium)	Net Transfers In or Out of Level 3	Balance as of September 30, 2020
Private Investments:
Debt	$51,302,160	$(134,478)	$7,540,075	$3,366,646	$(7,927,509)	$72,489	$—	$54,219,383
Equity	7,686,651	—	452,771	232,043	—	—	—	8,371,465
Total Private Investments	$58,988,811	$(134,478)	$7,992,846	$3,598,689	$(7,927,509)	$72,489	$—	$62,590,848

Changes in inputs or methodologies used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the six months ended September 30, 2020, there were no transfers between levels.

The amount of the net change in unrealized depreciation for the six months ended September 30, 2020 relating to investments in Level 3 assets still held at September 30, 2020 is $5,778,731, which is included as a component of net change in accumulated unrealized appreciation on investments on the Statement of Operations.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2020 (Unaudited) (continued)

3. Fair Value Measurements (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of September 30, 2020:

Type of Security	Fair Value at September 30, 2020 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Private Investments:
Debt	$16,487	Broker quotes	Indicative quotes for an inactive market	n/a
	$37,978	Discounted cash flow	Discount factor	0.00% – 27.65% (9.11%)
	$1	Exit Price	Recent transaction price	n/a
Equity	$8,371	Market comparable companies	Enterprise value to EBITDA multiple	6.92x – 17.30x (12.85x)

*	Level 3 fair value includes accrued interest.

Level 3 equity investments valued using an unobservable input are directly affected by a change in that input. For Level 3 debt investments, the Fund estimates a fair value through the use of an earnings and multiples analysis or a discounted cash flows analysis that considers the credit risk and interest rate risk of the particular investment. For Level 3 equity and Level 3 debt investments, significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

4. Distributions/Allocation of Shareholders Capital

The Fund contemplates declaring quarterly dividends each calendar year constituting all or substantially all of its investment company taxable income. From time to time, the Fund may also pay special interim distributions in the form of cash or Shares at the discretion of the Board. Unless Shareholders elect to receive distributions in the form of cash, the Fund intends to make its ordinary distributions in the form of additional Shares under a dividend reinvestment plan. Any distributions reinvested will nevertheless remain taxable to Shareholders that are U.S. persons.

5. Share Transactions/Subscription and Repurchase of Shares

In general, Shares are offered for purchase as of the first day of each calendar month. However, Shares may be offered more or less frequently as determined by the Board in its sole discretion.

Pursuant to the conditions of an exemptive order issued by the SEC, and in compliance with Rule 12b-1 under the Investment Company Act, the Fund has adopted a Distribution and Service Plan for the Class A Shares (the “Distribution Plan”). The Distribution Plan allows the Fund to pay distribution fees for the promotion and distribution of its Class A Shares and the provision of personal services to holders of Class A Shares. Under the Distribution Plan, the Fund may pay as compensation to the Fund’s distributor or other qualified recipients up to 0.70% on an annualized basis of the Fund’s net asset value attributable to Class A Shares (the “Distribution Fee”). The Distribution Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund solely with respect to Class A Shares. Class I Shares are not subject to the Distribution Fee and do not bear any expenses associated therewith. In addition, subscriptions for Class A Shares may be subject to a sales load (the “Sales Load”) of up to 3.50% of the subscription amount. No Sales Load may be charged without the consent of the distributor.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Shares from Shareholders pursuant to written tenders by Shareholders at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Shares, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Board that, under normal circumstances, the Fund conduct quarterly repurchase offers for Shares having an aggregate value of no more than 5% of the Fund’s net assets each January 1st, April 1st, July 1st and October 1st. The Fund is entitled to charge an early repurchase fee for any repurchase of Shares from a Shareholder at any time prior to the day immediately preceding the first anniversary of the Shareholder’s purchase of such Shares.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2020 (Unaudited) (continued)

5. Share Transactions/Subscription and Repurchase of Shares (continued)

Transactions in Shares were as follows:

	For the Six Months Ended September 30, 2020		For the Year Ended March 31, 2020
	Shares	Dollar Amounts	Shares	Dollar Amounts
Class A Shares
Sales	—	$—	—	$—
Redemptions	—	—	—	—
Reinvestments	27	125	84	423
Class exchanges	—	—	—	—
Net increase (decrease)	27	$125	84	$423
Class I Shares
Sales	221,150	$975,000	1,006,535	$5,165,000
Redemptions	(1,519,287)	(7,292,397)	(880,699)	(4,280,445)
Reinvestments	223,774	1,035,916	711,882	3,601,723
Class exchanges	—	—	—	—
Net increase (decrease)	(1,074,363)	$(5,281,481)	837,718	$4,486,278

6. Management Fees, Incentive Fee and Fees and Expenses of Managers

Under the terms of the Investment Management Agreement the Adviser is responsible for providing day-to-day investment management and certain other services to the Fund, subject to the ultimate supervision of and any policies established by the Board. Under the Investment Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program.

In consideration for its investment management services under the Investment Management Agreement, the Fund pays the Adviser a monthly management fee equal to 1/12th of 1.25% (1.25% on an annualized basis) of the Fund’s net asset value. For the six months ended September 30, 2020, the Fund accrued $436,005 in management fees due to the Adviser (subject to waiver, deferral or reduction under the Expense Limitation Agreement as defined below).

In addition, the Investment Management Agreement provides that an incentive fee (the “Incentive Fee”) is payable to the Adviser at the end of each calendar quarter (and certain other times). For the period ended December 31, 2018, the Incentive Fee was calculated and payable quarterly in arrears equal to 15% of the Fund’s “pre-incentive fee net investment income” for the immediately preceding quarter. Effective January 1, 2019, the Incentive Fee is subject to a hurdle rate, expressed as a rate of return on the Fund’s net assets, equal to 1.25% per quarter (or an annualized hurdle rate of 5.00%), subject to a “catch-up” feature. The “catch-up” provision is intended to provide the Adviser with an incentive fee of 15% on all of the Fund’s “pre-incentive fee net investment income” when the Fund’s “pre-incentive fee net investment income” reaches 1.47% of net assets (5.88% annualized). For this purpose, “pre-incentive fee net investment income” means interest income, dividend income and any other income accrued during the calendar quarter, minus the Fund’s operating expenses for the quarter (including the Investment Management Fee, but excluding the Incentive Fee). For the six months ended September 30, 2020 an aggregate Incentive Fee of $246,288 was earned by the Adviser.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2020 (Unaudited) (continued)

6. Management Fees, Incentive Fee and Fees and Expenses of Managers (continued)

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund dated March 20, 2017, pursuant to which the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Annual Net Expenses (excluding taxes, brokerage commissions, interest from borrowing, borrowing costs, certain transaction-related expenses arising out of investments made by the Fund, extraordinary expenses, the Incentive Fee and acquired fund fees and expenses) do not exceed 2.70% on an annualized basis with respect to the Class A Shares and 2.00% on an annualized basis with respect to the Class I Shares (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided (a) it is able to effect such recoupment and remain in compliance with the Expense Limit and (b) such recoupment does not cause the Fund’s expense ratio after recoupment to exceed the Fund’s net expense ratio in place at the time such amounts were waived. The Expense Limitation Agreement may be terminated by the Adviser or the Fund upon thirty days’ written notice to the other party. During the six months ended September 30, 2020, the Fund accrued $406,452 pursuant to the Expense Limitation Agreement that the Adviser has agreed to pay. The total amount pending reimbursement as of September 30, 2020 is $240,055.

In consideration of the services rendered by each Manager who was not an “interested person” of the Fund, as defined by the Investment Company Act (each, an “Independent Manager”), the Fund pays each Independent Manager an annual fee of $29,333. The Fund also reimburses the Independent Managers for their expenses in connection with their services as Managers. The Managers do not receive any pension or retirement benefits from the Fund.

7. Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” with the Fund if the Fund owns five percent or more of its outstanding voting securities. At September 30, 2020, the Fund did not hold any affiliated investments.

8. Accounting and Administration Agreement

The Administrator serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services under an Accounting and Administration Agreement between the Fund and the Administrator. For its services the Administrator receives a fixed monthly fee that is based upon average net assets of the Fund, fees on portfolio transactions, as well as reasonable out of pocket expenses. For the six months ended September 30, 2020, the Fund accrued $199,643 in administration and accounting fees due to the Administrator.

9. Investment Transactions

Total purchases of investments for the six months ended September 30, 2020 amounted to $3,598,689. Total distribution proceeds from sale, redemption, or other disposition of investments for the six months ended September 30, 2020 amounted to $7,927,509. The cost of investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such investments.

10. Indemnification

In the normal course of business, the Fund may enter into contracts that provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

11. Commitments

As of September 30, 2020, the Fund had funded $134,581,461 or 99.7% of the $134,923,214 of its total commitments to Private Investments.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2020 (Unaudited) (continued)

12. Risk Factors

An investment in the Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund invests substantially all its available capital in Private Investments. Typically, Private Investments are in restricted securities that are not traded in public markets and are subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may have a concentration of Private Investments in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private securities. Investments in private securities are illiquid and can be subject to various restrictions on resale, and there is no assurance that the Fund will be able to realize the value of such investments in a timely manner. Except where a market exists for the securities in which the Fund is directly or indirectly invested, the valuations of the Fund’s investments are estimated. Due to the inherent uncertainty in estimated valuations, those valuations may differ from the valuations that would have been used had a ready market for the securities existed, and the differences could be material.

Investments in Shares provide limited liquidity. It is currently intended that Shareholders will be able to redeem Shares only through quarterly offers by the Fund to purchase a limited number of Shares. Those offers are at the discretion of the Board on the recommendation of the Adviser. Therefore, an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment. No guarantee or representation is made that the Fund’s investment objective will be met.

13. COVID-19

There has been increased uncertainty and disruption in the global economy and financial markets due to the COVID-19 pandemic and efforts to contain its spread that have impacted and will continue to impact the operations, financial condition, liquidity and cash flows of the Fund and its underlying portfolio companies and industries for an indefinite period of time. To the extent that the pandemic has affected the portfolio companies’ estimated performance and valuation multiples to date, these effects are reflected in the financial statements in the filing. The ongoing effects of the pandemic on the accounting and business performance of the portfolio companies and the industries, countries or market sectors in which they operate continue to develop, and the duration and full impact of the pandemic remain unknown. Some of these companies and industries may be harmed financially from the pandemic, while others may benefit financially. The Fund is diversified across 38 companies operating in varied industries. Given this portfolio diversification and based on current information, management is currently unaware of any significant concentration of risk related to COVID-19.

14. Tax Information

As of September 30, 2020, for U.S. federal income tax purposes the Fund’s aggregate unrealized appreciation and depreciation on its investments based on cost were as follows:

	Investments	Forward Foreign Currency Contracts
Tax Cost	$67,066,642	$12,722,043
Gross unrealized appreciation	1,510,890	102,342
Gross unrealized depreciation	(5,986,684)	(113,067)
Net unrealized investment appreciation (depreciation)	$(4,475,794)	$(10,725)

The tax cost of the Fund’s investments as of September 30, 2020, approximates their amortized cost.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Notes to Financial Statements – September 30, 2020 (Unaudited) (continued)

15. Subsequent Events

On July 13, 2020, the Board approved a Plan of Reorganization, which contemplates the reorganization of the Fund into Partners Group Private Equity (Master Fund), LLC (the “Acquiring Fund,” and together with the Fund, the “Funds”). The reorganization is expected to take effect on or about December 31, 2020, subject to the approval of the Fund’s shareholders and the satisfaction of applicable regulatory requirements and other customary closing conditions. The Board expects to submit proposals to shareholders for approval at a Special Meeting of shareholders of the Fund, which is expected to be held late in the fourth quarter. The reorganization does not require the vote of the Acquiring Fund’s members.

After considering the recommendation of Partners Group (USA) Inc., the investment adviser to the Funds, the Board concluded that the reorganization would be in the best interests of the Fund and its shareholders and that the value of shareholders’ interests will not be diluted as a result of the reorganization. It is currently anticipated that the reorganization will be effected on a tax-free basis for federal income tax purposes. More information regarding the terms of the proposed reorganization and the proposals being submitted to shareholders of the Fund will be included in a proxy statement that will be provided to shareholders of the Fund.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Fund Expenses — for the period from April 1, 2020 through September 30, 2020 (Unaudited)

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The actual and hypothetical expense Examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended September 30, 2020.

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/1/20)	Ending Account Value (9/30/20)	Expenses Paid During the Period(*)	Annualized Net Expense Ratio(**)
Actual
Class A Shares	$1,000.00	$1,138.30	$ 14.51	2.71%
Class I Shares	$1,000.00	$1,138.30	$ 14.79	2.76%

	Beginning Account Value (4/1/20)	Ending Account Value (9/30/20)	Expenses Paid During the Period(*)	Annualized Net Expense Ratio(**)
Hypothetical (5% annual return before expenses)
Class A Shares	$1,000.00	$1,011.49	$ 13.65	2.71%
Class I Shares	$1,000.00	$1,011.24	$ 13.91	2.76%

(*)

Expenses are calculated using to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on April 1, 2020.

(**)

Annualized ratio of expenses to average net assets for the period from April 1, 2020 through September 30, 2020. The expense ratio includes the effect of expenses waived or reimbursed by the Fund’s investment adviser.

Partners Group Private Income Opportunities, LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-877-748-7209 or (II) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT (and its predecessor form, Form N-Q) is available on the SEC’s website at www.sec.gov.

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ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Report to Shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and that such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The registrant’s management, including the principal executive officer and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of the Report to Shareholders on Form N-CSRS, management carried out an evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of September 30, 2020. Based on such evaluation, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures were not effective due to a material weakness relating to controls over the accuracy of manual inputs into the financial statements. A material weakness (as defined in Rule 12b-2 under the Exchange Act) is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the registrant's annual or interim financial statements will not be prevented or detected on a timely basis. Additionally, this material weakness could result in misstatements of the aforementioned account balances or disclosures that would result in a material misstatement to the annual or interim financial statements that would not be prevented or detected.

Management has developed and continues to implement a plan to remediate the material weakness described above. The control deficiency has been discussed with the financial reporting team at the registrant’s administrator, the administrator has conducted training to reinforce and maintain heightened awareness as to the accuracy of manually populated figures in the registrant’s financial statements, and a new analytical check was developed to ensure accuracy of the performance figures included in the registrant’s financial statements. In addition, management has debriefed the control deficiency with its internal accounting team and has conducted necessary internal training.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Partners Group Private Income Opportunities, LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	December 2, 2020

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date:	December 2, 2020

*	Print the name and title of each signing officer under his or her signature.